FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) (CNY)	12 Months Ended
Dec. 31, 2012
Capped Call Options [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	16,408,445
Foreign exchange gain	31,815
Change in fair value of capped call options	(309,052)
Balance	16,131,208
Convertible Senior Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	387,777,235
Foreign exchange gain	(1,047,241)
Change in fair value of convertible senior notes	96,851,674
Balance	483,581,668